Subsequent Events - Additional Information (Detail) - CFBI [Member] - Branch	6 Months Ended
	Jun. 30, 2016	Jul. 14, 2016
Subsequent Event [Line Items]
Business acquisition agreement date	Jul. 14, 2016
Subsequent Event [Member] | Community First Bank [Member]
Subsequent Event [Line Items]
Number of branches		5